INTANGIBLE ASSET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSET
INTANGIBLE ASSET

NOTE 7– INTANGIBLE ASSET

The Company has capitalized the costs associated with acquiring the exclusive worldwide license to develop and commercialize products comprising or containing the compound ART27.13 as an intangible asset at a value of $2,039 as of March 31, 2025, and December 31, 2024.

The amount capitalized consisted of a $1,500 payment and the fair value of 681 shares of Common Stock of $539. During the three months ended March 31, 2025, no additional costs met the criteria for capitalization as an intangible asset.

NOTE 7– INTANGIBLE ASSET

The Company has capitalized the costs associated with acquiring the exclusive worldwide license to develop and commercialize products comprising or containing the compound ART27.13 as an intangible asset at a value of $2,039 as of December 31, 2024, and 2023.

The amount capitalized consisted of a $1,500 payment and the fair value of 681 shares of Common Stock of $539. During the year ended December 31, 2024, no additional costs met the criteria for capitalization as an intangible asset.